November 28, 1995

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  Rule 24f-2 Notice for Scudder Equity Trust
          (Securities Act Registration Statement File No. 2-78724) for Fiscal Year Ended September 30, 1995


Gentlemen:

     In accordance with the provisions of Rule 24f-2, Scudder Equity Trust (the "Trust"), consisting of the Scudder Capital Growth Fund series and the Scudder Value Fund series, hereby files its Rule 24f-2 Notice for the fiscal year ended September 30, 1995.

a) No shares of beneficial interest of the Trust had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the fiscal year.

b) No shares of beneficial interest of the Trust were registered during the year other than pursuant to Rule 24f-2.

c) 13,309,176 shares of beneficial interest of the Trust were sold during the fiscal year. (See Schedule A)

d) 13,309,176 shares of beneficial interest of the Trust were sold during the fiscal year in reliance upon the Trust's declaration in its registration statement which became effective August 5, 1982, of the registration of an indefinite amount of securities under Rule 24f-2. Attached to the Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable.

     In accordance with subsection (c) of Rule 24f-2, no fee is required since the actual aggregate sale price for which such securities were sold during the fiscal year, reduced by the difference between:

          (1) The actual aggregate redemption price of the shares redeemed by the Trust during the fiscal year, and

          (2) The actual aggregate redemption price of such redeemed shares previously applied by the Trust pursuant to Rule 24e-2(a)in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

     Aggregate Sale Price For All Shares Sold                      $246,625,780
     During Fiscal Year Pursuant to Rule 24f-2

     Reduced by the Difference Between

     1) Aggregate Redemption Price of Shares      $343,545,730
        Redeemed during the Fiscal Year

          and,

     2) Aggregate Redemption Price of Redeemed         -0-         $343,545,730
        Shares Previously Applied by Fund Pursuant   ------        ------------
        to Rule 24e-2(a) in Filings made pursuant to
        Section 24(e)(1) of Investment Company Act
        of 1940

                                                                   $(96,919,950)
                                                                  =============

SCHEDULE A

                         Shares Sold                 Shares Redeemed
                         -----------                   ---------------
    Series          Shares         Amount         Shares         Amount
    ------          ------         ------         ------         ------
Scudder Capital   9,981,199     $198,066,318    15,955,799    $317,084,600
Growth Fund

Scudder Value     3,327,977       48,559,462     1,770,375      26,461,130
Fund              ----------    -----------     ----------    -----------

TOTAL             13,309,176    $246,625,780    17,726,174    $343,545,730


     Any questions regarding the matter should be addressed to me at Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103.

Very truly yours,

/s/Thomas F. McDonough
Thomas F. McDonough
Secretary


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